Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.99%
Borrowings maturity	February and March 2021
China Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.02%
China Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.05%
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.00%
Borrowings maturity	March 2021
International Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.02%
International Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.05%
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.98%
Borrowings maturity	January 2021 to March 2022
Ta Ching Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.01%
Ta Ching Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.03%
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.04%
Borrowings maturity	March 2022